PGIM Moderate Retirement Spending Fund
Schedule of Investments (unaudited) as of June 30, 2024
Description	Shares		Value
Long-Term Investments 93.9%
Affiliated Exchange-Traded Fund 2.0%
PGIM Active High Yield Bond ETF		2,943	$101,504
(cost $101,467)
Affiliated Mutual Funds — 86.0%
Domestic Equity — 32.7%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)		7,375	102,510
PGIM Quant Solutions Large-Cap Index Fund (Class R6)		23,651	1,003,525
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)		9,666	102,069
PGIM US Real Estate Fund (Class R6)		32,349	455,151
			1,663,255
Fixed Income — 30.3%
PGIM Core Conservative Bond Fund (Class R6)		89,522	760,039
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)		14,632	101,548
PGIM Quant Solutions Commodity Strategies Fund (Class R6)		32,324	224,006
PGIM TIPS Fund (Class R6)		55,018	456,647
			1,542,240
International Equity — 23.0%
PGIM Global Real Estate Fund (Class R6)		12,099	226,981
PGIM Jennison Global Infrastructure Fund (Class R6)		33,435	523,595
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)		29,535	417,033
			1,167,609

Total Affiliated Mutual Funds (cost $4,308,876)(wa)			4,373,104
Unaffiliated Exchange-Traded Fund 5.9%
Vanguard Long-Term Bond ETF (cost $300,142)		4,285	301,193

TOTAL INVESTMENTS 93.9% (cost $4,710,485)			4,775,801
Other assets in excess of liabilities 6.1%			309,347

Net Assets 100.0%			$5,085,148

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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